Segment Information - Summary of Non-Current Assets by Geographical Regions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Non-current assets	₩ 4,099	₩ 2,582	₩ 1,186
Domestic
Disclosure Of Geographical Areas [Line Items]
Non-current assets	3,054	2,114	1,037
Overseas
Disclosure Of Geographical Areas [Line Items]
Non-current assets	₩ 1,045	₩ 468	₩ 149